UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

(Unaudited)

February 28, 2014

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (57%)
	---------- ALABAMA (10%)--------
$776	University of Alabama	3.00%	05/01/2021	12.27%	$577
126	University of Montevallo	3.00	05/01/2023	12.30	87

					664
	---------- CALIFORNIA (10%)--------
213	Azusa Pacific University	3.00	04/01/2017	12.96	180
95	Monterey Peninsula College	3.00	10/01/2018	11.95	75
170	San Diego State University	3.00	11/01/2021	11.93	122
355	San Francisco State University	3.00	11/01/2021	11.93	253

					630
	---------- MASSACHUSETTS (5%)--------
103	Atlantic Union College	3.00	11/01/2023	12.68	68
409	Boston University	3.00	12/31/2022	11.87	276

					344
	---------- NEW HAMPSHIRE (4%)--------
360	New England College	3.00	04/01/2019	12.96	280

					280
	---------- NEW JERSEY (1%)--------
45	Fairleigh Dickinson University	3.00	11/01/2020	12.09	34

					34
	---------- NEW YORK (7%)---------
130	Long Island University	3.00	06/01/2016	12.34	110
471	Sarah Lawrence College	3.00	11/01/2021	12.64	342

					452
	---------- NORTH CAROLINA (0%)*--------
36	Montreat-Anderson College	3.00%	12/01/2019	12.19%	27

					27
	---------- PENNSYLVANIA (0%)*--------
13	Temple University	3.375	11/01/2014	11.99	12

					12
	---------- RHODE ISLAND (1%)--------
109	Community College of Rhode Island	3.00	04/01/2018	12.10	90

					90
	---------- SOUTH CAROLINA (3%)--------
192	College of Charleston	3.00	07/01/2016	12.02	164

					164
	---------- VERMONT (16%)--------
300	Middlebury College	3.00	04/01/2018	12.87	243
1,002	University of Vermont	3.00	10/01/2019	12.19	779

					1,022

	TOTAL COLLEGE & UNIVERSITY LOANS (57%)				3,719

	Allowance for Loan Losses (-1%)				(38)

	Loans, net of allowance for loan losses (56%)				3,681

	INVESTMENT AGREEMENTS (66%)
2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014 (C)	8.00	2,600
1,718	FNMA #786 Revenue Fund	5.00	12/01/2014 (C)	5.00	1,718

	TOTAL INVESTMENT AGREEMENTS				4,318

	TOTAL INVESTMENTS (122%)			(B)	7,999

	OTHER ASSETS, LESS LIABILITIES (-22%)				(1,471)

	NET ASSETS (100%)				$6,528

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity as of the date of purchase.
(B)	The tax basis of all investments is approximately $9,223.
(C)	Terminates at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.
*	Rounds to less than 1%

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ Laura S Cawley, Vice President

Date	April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	April 23, 2014

*	Print the name and title of each signing officer under his or her signature.